8 Inventories (Details 1) - Provision [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Additions	R$ (72,672)	R$ (23,674)
Reversals	10,636	14,721
Total	R$ (62,036)	R$ (8,953)